Leases - Schedule of Leases Impact on Net Earnings and Cash Flow (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of leases [Abstract]
Lease liabilities	$ 3,106	$ 1,464
Less: current portion	373	255
Lease liabilities	$ 2,733	$ 1,209